Subsequent Events (Details) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 08, 2020	Jul. 29, 2021	Jan. 31, 2021	Apr. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Mar. 03, 2021
Subsequent Events (Details) [Line Items]
Accrued interest			$ 9,167	$ 0		$ 158,017
Aggregate shares of common stock (in Shares)							8,333,335
Common stock, par value (in Dollars per share)							$ 0.001
Remaining outstanding balance					$ 1,259,980
Share Exchange Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase agreement, description		On July 29, 2021, the Company and Pyram LC Architecture Limited (“Pyram”) entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $102,564. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Share Exchange Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase agreement, description	On April 8, 2020, the Company and shareholder of OOB HK Media HK Limited (“OOB HK”) Entered into a Share Exchange Agreement, whereby the Company shall issue 239,387,189 shares of series A convertible preferred stock at a price of $0.33 per share, in exchange of 100% ownership of OOB HK, which owns 100% of Tone Rich (Shanghai) Limited that holds 69.6% of OOB Media (Sichuan) Company Limited, an advertising media technology and agency company.
Iliad Note [Member]
Subsequent Events (Details) [Line Items]
Principal amount						503,571
Accrued interest						733,909
Accrued interest						$ 756,409